Schedule of Investments (unaudited) October 31, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 8.9%
Activision Blizzard Inc.	2,993	$234,023
Alphabet Inc., Class A(a)	683	2,022,308
Alphabet Inc., Class C, NVS(a)	693	2,055,029
Altice USA Inc., Class A(a)	1,556	25,363
AMC Entertainment Holdings Inc., Class A(a)	396	14,007
AT&T Inc.	4,189	105,814
Cable One Inc.	33	56,470
Charter Communications Inc., Class A(a)	91	61,415
Comcast Corp., Class A	1,115	57,344
Discovery Inc., Class A(a)(b)	552	12,939
Discovery Inc., Class C, NVS(a)(b)	1,179	26,598
DISH Network Corp., Class A(a)	1,210	49,695
Electronic Arts Inc.	1,442	202,241
Fox Corp., Class A, NVS	1,936	76,937
Fox Corp., Class B	1,194	44,130
IAC/InterActiveCorp.(a)	978	149,018
Interpublic Group of Companies Inc. (The)	4,969	181,716
Liberty Broadband Corp., Class A(a)	28	4,502
Liberty Broadband Corp., Class C, NVS(a)	336	54,583
Liberty Global PLC, Class A(a)	891	25,607
Liberty Global PLC, Class C, NVS(a)	1,585	45,711
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	1,284	71,647
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	434	21,605
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	1,041	51,342
Live Nation Entertainment Inc.(a)	625	63,219
Lumen Technologies Inc.	4,150	49,219
Match Group Inc.(a)	356	53,678
Meta Platforms Inc, Class A(a)	4,818	1,558,960
Netflix Inc.(a)	103	71,102
News Corp., Class A, NVS	5,634	129,019
Omnicom Group Inc.	2,429	165,366
Pinterest Inc., Class A(a)(b)	3,592	160,347
Roku Inc.(a)	491	149,706
Sirius XM Holdings Inc.(b)	9,775	59,530
Snap Inc., Class A, NVS(a)	5,249	275,992
T-Mobile U.S. Inc.(a)	437	50,268
Take-Two Interactive Software Inc.(a)	711	128,691
Twitter Inc.(a)	930	49,792
Verizon Communications Inc.	1,352	71,642
ViacomCBS Inc., Class B, NVS	2,914	105,545
Walt Disney Co. (The)(a)	3,089	522,257

		9,314,377

Consumer Discretionary — 12.8%
Advance Auto Parts Inc.	280	63,146
Airbnb Inc., Class A(a)	354	60,414
Amazon.com Inc.(a)	16	53,959
Aptiv PLC(a)	412	71,231
Aramark	1,517	55,340
Autoliv Inc.	598	57,916
AutoZone Inc.(a)	37	66,039
Bath & Body Works Inc.	2,739	189,238
Best Buy Co. Inc.	2,445	298,877
Booking Holdings Inc.(a)	25	60,520
BorgWarner Inc.	1,206	54,354
Burlington Stores Inc.(a)	429	118,528
Caesars Entertainment Inc.(a)	80	8,757
CarMax Inc.(a)	432	59,150
Carnival Corp.(a)	1,833	40,619

Security	Shares	Value

Consumer Discretionary (continued)
Carvana Co.(a)	441	$133,702
Chewy Inc., Class A(a)(b)	695	52,681
Chipotle Mexican Grill Inc.(a)	42	74,719
Darden Restaurants Inc.	385	55,494
Dollar General Corp.	296	65,570
Dollar Tree Inc.(a)	502	54,096
Domino’s Pizza Inc.	128	62,588
DR Horton Inc.	3,349	298,965
DraftKings Inc., Class A(a)	1,111	51,762
eBay Inc.	6,471	496,455
Etsy Inc.(a)	739	185,260
Expedia Group Inc.(a)	1,047	172,137
Ford Motor Co.(a)	5,639	96,314
Garmin Ltd.	1,647	236,509
General Motors Co.(a)	8,026	436,855
Genuine Parts Co.	476	62,408
Hasbro Inc.	568	54,392
Hilton Worldwide Holdings Inc.(a)	523	75,286
Home Depot Inc. (The)	207	76,950
Las Vegas Sands Corp.(a)	983	38,150
Lear Corp.	334	57,398
Lennar Corp., Class A	625	62,456
LKQ Corp.(a)	1,142	62,901
Lowe’s Companies Inc.	301	70,380
Lululemon Athletica Inc.(a)	1,131	527,057
Marriott International Inc./MD, Class A(a)	427	68,329
McDonald’s Corp.	296	72,683
MercadoLibre Inc.(a)	179	265,103
MGM Resorts International	3,060	144,310
Mohawk Industries Inc.(a)	529	93,744
Newell Brands Inc.	2,015	46,123
Nike Inc., Class B	8,662	1,449,066
NVR Inc.(a)	39	190,897
O’Reilly Automotive Inc.(a)	114	70,945
Peloton Interactive Inc., Class A(a)	509	46,543
Pool Corp.	637	328,157
PulteGroup Inc.	3,023	145,346
Ross Stores Inc.	432	48,902
Royal Caribbean Cruises Ltd.(a)	591	49,898
Starbucks Corp.	573	60,778
Target Corp.	5,870	1,523,969
Tesla Inc.(a)(b)	2,905	3,236,170
TJX Companies Inc. (The)	809	52,981
Tractor Supply Co.	1,689	366,800
Ulta Beauty Inc.(a)	165	60,614
Vail Resorts Inc.	179	61,703
VF Corp.	674	49,121
Wayfair Inc., Class A(a)(b)	157	39,109
Whirlpool Corp.	250	52,708
Wynn Resorts Ltd.(a)	442	39,692
Yum! Brands Inc.	561	70,091

		13,452,355

Consumer Staples — 3.9%
Altria Group Inc.	1,522	67,135
Archer-Daniels-Midland Co.	3,491	224,262
Boston Beer Co. Inc. (The), Class A, NVS(a)	5	2,462
Brown-Forman Corp., Class B, NVS	1,864	126,547
Bunge Ltd.	1,506	139,516
Campbell Soup Co.	1,223	48,859
Church & Dwight Co. Inc.	1,586	138,553

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Staples (continued)
Clorox Co. (The)	902	$147,035
Coca-Cola Co. (The)	1,292	72,830
Colgate-Palmolive Co.	973	74,133
Conagra Brands Inc.	1,864	60,021
Constellation Brands Inc., Class A	253	54,853
Costco Wholesale Corp	1,781	875,433
Estee Lauder Companies Inc. (The), Class A	1,154	374,277
General Mills Inc.	1,081	66,806
Hershey Co. (The)	1,260	220,941
Hormel Foods Corp.	1,429	60,475
JM Smucker Co. (The)	515	63,273
Kellogg Co.	1,017	62,342
Keurig Dr Pepper Inc.	1,797	64,854
Kimberly-Clark Corp.	508	65,781
Kraft Heinz Co. (The)	1,551	55,665
Kroger Co. (The)	1,694	67,794
Lamb Weston Holdings Inc.	725	40,926
McCormick & Co. Inc./MD, NVS	780	62,579
Molson Coors Beverage Co., Class B	1,031	45,457
Mondelez International Inc., Class A	1,301	79,023
Monster Beverage Corp.(a)	2,507	213,095
PepsiCo Inc.	521	84,194
Philip Morris International Inc.	655	61,924
Procter & Gamble Co. (The)	575	82,219
Sysco Corp.	628	48,293
Tyson Foods Inc., Class A	818	65,415
Walmart Inc.	936	139,857
Walgreens Boots Alliance Inc.	1,217	57,223

		4,114,052

Energy — 2.3%
Baker Hughes Co.	8,326	208,816
Cheniere Energy Inc.(a)	1,813	187,464
Chevron Corp.	609	69,725
ConocoPhillips	1,098	81,790
Devon Energy Corp.	5,259	210,781
EOG Resources Inc.	3,434	317,508
Exxon Mobil Corp.	1,083	69,821
Halliburton Co.	2,231	55,753
Hess Corp.	665	54,909
Kinder Morgan Inc.	7,727	129,427
Marathon Petroleum Corp.	6,838	450,829
Occidental Petroleum Corp.	6,230	208,892
ONEOK Inc.	910	57,894
Phillips 66	683	51,075
Pioneer Natural Resources Co.	436	81,523
Schlumberger NV	1,761	56,810
Valero Energy Corp.	391	30,236
Williams Companies Inc. (The)	2,249	63,174

		2,386,427

Financials — 15.4%
Aflac Inc.	6,534	350,680
AGNC Investment Corp.	3,380	53,810
Alleghany Corp.(a)	99	64,487
Allstate Corp. (The)	484	59,856
Ally Financial Inc.	3,478	166,040
American Express Co.	403	70,033
American Financial Group Inc./OH	455	61,898
American International Group Inc.	3,127	184,774
Ameriprise Financial Inc.	1,763	532,655

Security	Shares	Value

Financials (continued)
Annaly Capital Management Inc.	6,633	$56,115
Aon PLC, Class A	1,992	637,281
Apollo Global Management Inc.	982	75,565
Arch Capital Group Ltd.(a)	1,575	65,866
Arthur J Gallagher & Co.	1,500	251,505
Assurant Inc.	215	34,682
Athene Holding Ltd., Class A(a)	922	80,223
Bank of America Corp.	37,230	1,778,849
Bank of New York Mellon Corp. (The)	1,311	77,611
Berkshire Hathaway Inc., Class B(a)	5,832	1,673,842
Blackstone Inc., NVS	3,879	536,931
Brown & Brown Inc.	1,351	85,262
Capital One Financial Corp.	2,948	445,236
Carlyle Group Inc. (The)	2,162	121,396
Cboe Global Markets Inc.	505	66,630
Charles Schwab Corp. (The)	8,041	659,603
Cincinnati Financial Corp.	1,099	133,463
Citigroup Inc.	1,163	80,433
Citizens Financial Group Inc.	3,243	153,653
CME Group Inc.	269	59,328
Discover Financial Services	449	50,881
Equitable Holdings Inc.	3,680	123,280
Erie Indemnity Co., Class A, NVS	509	104,757
Everest Re Group Ltd.	253	66,159
FactSet Research Systems Inc.	511	226,828
Fidelity National Financial Inc.	2,117	101,425
Fifth Third Bancorp.	4,678	203,633
First Republic Bank/CA	327	70,740
Franklin Resources Inc.	1,570	49,439
Globe Life Inc.	1,396	124,272
Goldman Sachs Group Inc. (The)	891	368,295
Hartford Financial Services Group Inc. (The)	2,413	175,980
Huntington Bancshares Inc./OH	3,866	60,851
Intercontinental Exchange Inc.	604	83,630
Invesco Ltd.	5,400	137,214
JPMorgan Chase & Co.	317	53,855
KeyCorp.	2,942	68,460
KKR & Co. Inc.	1,104	87,956
Lincoln National Corp.	902	65,079
Loews Corp.	2,214	124,139
M&T Bank Corp.	402	59,142
Markel Corp.(a)	56	73,535
MarketAxess Holdings Inc.	468	191,258
Marsh & McLennan Companies Inc.	464	77,395
MetLife Inc.	3,147	197,632
Moody’s Corp.	191	77,193
Morgan Stanley	3,097	318,310
MSCI Inc.	116	77,126
Nasdaq Inc.	414	86,886
Northern Trust Corp.	514	63,243
PNC Financial Services Group Inc. (The)	2,397	505,839
Principal Financial Group Inc.	1,064	71,384
Progressive Corp. (The)	6,247	592,715
Prudential Financial Inc.	773	85,069
Raymond James Financial Inc.	1,767	174,209
Regions Financial Corp.	3,014	71,372
RenaissanceRe Holdings Ltd.	396	56,153
S&P Global Inc.	169	80,133
SEI Investments Co.	2,117	133,456
State Street Corp.	695	68,492

2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financials (continued)
SVB Financial Group(a)	837	$600,464
Synchrony Financial	1,177	54,672
T Rowe Price Group Inc.	2,529	548,489
Tradeweb Markets Inc., Class A	684	60,944
Travelers Companies Inc. (The)	453	72,879
Truist Financial Corp.	1,078	68,421
U.S. Bancorp.	1,178	71,116
Voya Financial Inc.	987	68,863
W R Berkley Corp.	879	69,968
Wells Fargo & Co.	8,674	443,762
Willis Towers Watson PLC	220	53,302

		16,138,002

Health Care — 11.5%
10X Genomics Inc., Class A(a)	726	117,082
Abbott Laboratories	504	64,961
AbbVie Inc.	643	73,733
ABIOMED Inc.(a)	294	97,620
Agilent Technologies Inc.	2,368	372,936
Align Technology Inc.(a)	519	324,048
Alnylam Pharmaceuticals Inc.(a)	375	59,835
AmerisourceBergen Corp.	518	63,206
Amgen Inc.	1,509	312,318
Anthem Inc.	153	66,575
Avantor Inc.(a)	3,522	142,218
Baxter International Inc.	804	63,484
Becton Dickinson and Co.	262	62,773
Biogen Inc.(a)	523	139,474
BioMarin Pharmaceutical Inc.(a)	712	56,412
Bio-Rad Laboratories Inc., Class A(a)	96	76,289
Bio-Techne Corp.	362	189,561
Boston Scientific Corp.(a)	1,477	63,703
Bristol-Myers Squibb Co.	1,207	70,489
Cardinal Health Inc.	1,072	51,252
Catalent Inc.(a)	547	75,409
Centene Corp.(a)(b)	800	56,992
Cerner Corp.	939	69,758
Charles River Laboratories International Inc.(a)	432	193,830
Cigna Corp.	254	54,257
Cooper Companies Inc. (The)	281	117,154
CVS Health Corp.	861	76,870
Danaher Corp.	248	77,319
DaVita Inc.(a)	487	50,278
DENTSPLY SIRONA Inc.	872	49,887
Dexcom Inc.(a)	152	94,728
Edwards Lifesciences Corp.(a)	1,880	225,262
Elanco Animal Health Inc.(a)	1,466	48,202
Eli Lilly & Co.	2,432	619,576
Exact Sciences Corp.(a)	515	49,038
Gilead Sciences Inc.	956	62,025
HCA Healthcare Inc.	262	65,621
Henry Schein Inc.(a)	997	76,121
Hologic Inc.(a)	836	61,287
Horizon Therapeutics PLC(a)	1,304	156,363
Humana Inc.	123	56,969
IDEXX Laboratories Inc.(a)	702	467,630
Illumina Inc.(a)	130	53,958
Incyte Corp.(a)	705	47,221
Insulet Corp.(a)	222	68,824
Intuitive Surgical Inc.(a)	216	78,004
IQVIA Holdings Inc.(a)	270	70,583

Security	Shares	Value

Health Care (continued)
Jazz Pharmaceuticals PLC(a)	331	$44,036
Johnson & Johnson	6,390	1,040,803
Laboratory Corp. of America Holdings(a)	212	60,848
Masimo Corp.(a)	255	72,303
McKesson Corp.	315	65,482
Medtronic PLC	550	65,923
Merck & Co. Inc.	7,279	640,916
Mettler-Toledo International Inc.(a)	136	201,400
Moderna Inc.(a)	2,993	1,033,214
Molina Healthcare Inc.(a)	148	43,767
Neurocrine Biosciences Inc.(a)	582	61,349
Novavax Inc.(a)	723	107,604
Novocure Ltd.(a)	651	66,773
Oak Street Health Inc.(a)(b)	867	40,948
PerkinElmer Inc.	398	70,402
Pfizer Inc.	1,947	85,162
PPD Inc.(a)	1,568	73,963
Quest Diagnostics Inc.	448	65,757
Regeneron Pharmaceuticals Inc.(a)	353	225,899
ResMed Inc.	573	150,647
Royalty Pharma PLC, Class A	1,302	51,468
Seagen Inc.(a)	360	63,479
STERIS PLC	315	73,628
Stryker Corp.	267	71,041
Teladoc Health Inc.(a)	354	52,955
Teleflex Inc.	151	53,898
Thermo Fisher Scientific Inc.	126	79,767
UnitedHealth Group Inc.	2,111	972,052
Universal Health Services Inc., Class B	372	46,165
Veeva Systems Inc., Class A(a)	495	156,920
Vertex Pharmaceuticals Inc.(a)	285	52,705
Viatris Inc.	3,491	46,605
Waters Corp.(a)	184	67,629
West Pharmaceutical Services Inc.	344	147,879
Zimmer Biomet Holdings Inc.	398	56,962
Zoetis Inc.	1,327	286,897

		12,088,381

Industrials — 11.8%
3M Co.	3,181	568,381
A O Smith Corp.	1,545	112,893
Allegion PLC	897	115,085
AMERCO	178	131,184
AMETEK Inc.	596	78,910
Boeing Co. (The)(a)	205	42,441
Booz Allen Hamilton Holding Corp.	686	59,586
Carrier Global Corp.	5,114	267,104
Caterpillar Inc.	190	38,762
CH Robinson Worldwide Inc.	1,230	119,298
Cintas Corp.	173	74,926
Clarivate PLC(a)	1,734	40,662
Copart Inc.(a)	1,554	241,321
CoStar Group Inc.(a)	670	57,654
CSX Corp.	2,248	81,310
Cummins Inc.	274	65,716
Deere & Co.	2,280	780,467
Delta Air Lines Inc.(a)	1,248	48,834
Dover Corp.	511	86,400
Eaton Corp. PLC	529	87,158
Emerson Electric Co.	721	69,944
Equifax Inc.	737	204,466

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrials (continued)
Expeditors International of Washington Inc.	1,460	$179,960
Fastenal Co.	4,439	253,378
FedEx Corp.	206	48,519
Fortive Corp.	914	69,199
Fortune Brands Home & Security Inc.	579	58,711
Generac Holdings Inc.(a)	642	320,076
General Dynamics Corp.	411	83,330
General Electric Co.	1,648	172,826
HEICO Corp.	221	30,805
HEICO Corp., Class A	206	25,890
Honeywell International Inc.	315	68,865
Howmet Aerospace Inc.	3,486	103,499
Huntington Ingalls Industries Inc.	487	98,730
IDEX Corp.	320	71,222
IHS Markit Ltd.	1,923	251,375
Illinois Tool Works Inc.	1,995	454,601
Ingersoll Rand Inc.(a)	1,222	65,695
Jacobs Engineering Group Inc.	458	64,312
JB Hunt Transport Services Inc.	366	72,172
Johnson Controls International PLC	4,987	365,896
Kansas City Southern	861	267,125
Knight-Swift Transportation Holdings Inc.	1,238	70,182
L3Harris Technologies Inc.	315	72,620
Leidos Holdings Inc.	590	58,988
Lennox International Inc.	184	55,068
Lockheed Martin Corp.	1,747	580,563
Lyft Inc., Class A(a)	3,271	150,041
Masco Corp.	1,044	68,434
Nordson Corp.	309	78,551
Norfolk Southern Corp.	254	74,435
Northrop Grumman Corp.	187	66,800
Old Dominion Freight Line Inc.	1,081	368,999
Otis Worldwide Corp.	787	63,204
Owens Corning	628	58,661
PACCAR Inc.	751	67,305
Parker-Hannifin Corp.	207	61,394
Pentair PLC	923	68,274
Plug Power Inc.(a)	6,446	246,688
Raytheon Technologies Corp.	831	73,843
Republic Services Inc.	747	100,546
Robert Half International Inc.	1,811	204,770
Rockwell Automation Inc.	1,038	331,537
Rollins Inc.	2,776	97,799
Roper Technologies Inc.	144	70,253
Sensata Technologies Holding PLC(a)	1,125	61,988
Snap-on Inc.	478	97,144
Southwest Airlines Co.(a)	1,011	47,800
Stanley Black & Decker Inc.	289	51,942
Sunrun Inc.(a)	1,237	71,350
Textron Inc.	2,239	165,350
Trane Technologies PLC	1,231	222,725
TransDigm Group Inc.(a)	91	56,768
TransUnion	583	67,214
Uber Technologies Inc.(a)	6,800	297,976
Union Pacific Corp.	314	75,800
United Parcel Service Inc., Class B	3,409	727,719
United Rentals Inc.(a)	552	209,269
Verisk Analytics Inc.	374	78,641
Waste Connections Inc.	606	82,422
Waste Management Inc.	597	95,657

Security	Shares	Value

Industrials (continued)
Westinghouse Air Brake Technologies Corp.	788	$71,495
WW Grainger Inc.	399	184,781
Xylem Inc./NY	566	73,914

		12,327,598

Information Technology — 23.5%
Accenture PLC, Class A	1,681	603,126
Adobe Inc.(a)	1,248	811,649
Advanced Micro Devices Inc.(a)	651	78,270
Akamai Technologies Inc.(a)	484	51,043
Amphenol Corp., Class A	1,110	85,215
Analog Devices Inc.	1,292	224,149
ANSYS Inc.(a)	180	68,324
Apple Inc.	8,743	1,309,701
Applied Materials Inc.	10,209	1,395,060
Arista Networks Inc.(a)	167	68,418
Arrow Electronics Inc.(a)	900	104,175
Autodesk Inc.(a)	617	195,965
Automatic Data Processing Inc.	1,370	307,551
Avalara Inc.(a)	435	78,143
Bentley Systems Inc., Class B(b)	1,423	84,170
Black Knight Inc.(a)	894	62,678
Broadcom Inc.	139	73,902
Broadridge Financial Solutions Inc.	397	70,829
Cadence Design Systems Inc.(a)	1,079	186,786
CDW Corp./DE	371	69,247
Ceridian HCM Holding Inc.(a)	611	76,528
Cisco Systems Inc.	10,466	585,782
Citrix Systems Inc.	457	43,292
Cloudflare Inc., Class A(a)	2,678	521,460
Cognex Corp.	754	66,043
Cognizant Technology Solutions Corp., Class A	924	72,155
Corning Inc.	1,545	54,956
Coupa Software Inc.(a)	225	51,232
Crowdstrike Holdings Inc., Class A(a)	1,685	474,833
Datadog Inc., Class A(a)	594	99,228
Dell Technologies Inc., Class C(a)	2,094	230,319
DocuSign Inc.(a)	258	71,799
Dropbox Inc., Class A(a)	2,036	62,078
Dynatrace Inc.(a)	1,719	128,925
Enphase Energy Inc.(a)	407	94,273
EPAM Systems Inc.(a)	420	282,761
F5 Networks Inc.(a)	327	69,046
Fair Isaac Corp.(a)	200	79,640
Fidelity National Information Services Inc.	518	57,363
Fiserv Inc.(a)	603	59,389
FleetCor Technologies Inc.(a)	219	54,183
Fortinet Inc.(a)	1,278	429,843
Gartner Inc.(a)	242	80,322
Global Payments Inc.	327	46,758
GoDaddy Inc., Class A(a)	697	48,211
Guidewire Software Inc.(a)	614	77,198
Hewlett Packard Enterprise Co.	11,095	162,542
HP Inc.	10,432	316,403
HubSpot Inc.(a)	380	307,887
Intel Corp.	10,287	504,063
International Business Machines Corp.	609	76,186
Intuit Inc.	643	402,512
IPG Photonics Corp.(a)	287	45,636
Jack Henry & Associates Inc.	520	86,570
Juniper Networks Inc.	2,530	74,686

4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Information Technology (continued)
Keysight Technologies Inc.(a)	432	$77,769
KLA Corp.	1,191	443,957
Lam Research Corp.	1,189	670,085
Marvell Technology Inc.	1,179	80,761
Mastercard Inc., Class A	2,610	875,707
Microchip Technology Inc.	840	62,236
Micron Technology Inc.	1,036	71,588
Microsoft Corp.	4,562	1,512,850
MongoDB Inc.(a)	189	98,524
Monolithic Power Systems Inc.	267	140,298
Motorola Solutions Inc.	287	71,345
NetApp Inc.	1,726	154,132
NortonLifeLock Inc.	2,054	52,274
NVIDIA Corp.	5,222	1,335,109
NXP Semiconductors NV	1,298	260,716
Okta Inc.(a)	226	55,863
ON Semiconductor Corp.(a)	1,620	77,873
Oracle Corp.	668	64,088
Palantir Technologies Inc., Class A(a)	6,947	179,788
Palo Alto Networks Inc.(a)	594	302,399
Paychex Inc.	1,383	170,496
Paycom Software Inc.(a)	262	143,537
PayPal Holdings Inc.(a)	5,019	1,167,369
PTC Inc.(a)	458	58,326
Qorvo Inc.(a)	813	136,771
QUALCOMM Inc.	427	56,808
RingCentral Inc., Class A(a)	214	52,169
salesforce.com Inc.(a)	334	100,096
Seagate Technology Holdings PLC	2,102	187,225
ServiceNow Inc.(a)	114	79,545
Skyworks Solutions Inc.	714	119,331
Snowflake Inc., Class A(a)	220	77,845
SolarEdge Technologies Inc.(a)	228	80,867
Splunk Inc.(a)	453	74,663
Square Inc., Class A(a)	2,230	567,535
SS&C Technologies Holdings Inc.	983	78,119
Synopsys Inc.(a)	260	86,627
TE Connectivity Ltd.	560	81,760
Teledyne Technologies Inc.(a)	145	65,137
Teradyne Inc.	861	119,025
Texas Instruments Inc.	2,892	542,192
Trade Desk Inc. (The), Class A(a)	647	48,467
Trimble Inc.(a)	2,264	197,806
Twilio Inc., Class A(a)	675	196,668
Tyler Technologies Inc.(a)	138	74,964
Unity Software Inc.(a)	545	82,464
VeriSign Inc.(a)	289	64,352
Visa Inc., Class A	3,714	786,514
VMware Inc., Class A(a)	330	50,061
Western Digital Corp.(a)	765	40,002
Western Union Co. (The)	2,405	43,819
Workday Inc., Class A(a)	233	67,565
Xilinx Inc.	972	174,960
Zebra Technologies Corp., Class A(a)	403	215,182
Zendesk Inc.(a)	444	45,199
Zoom Video Communications Inc., Class A(a)	152	41,747
Zscaler Inc.(a)	296	94,383

		24,679,461

Materials — 3.4%
Air Products & Chemicals Inc.	957	286,918

Security	Shares	Value

Materials (continued)
Albemarle Corp.	1,044	$261,491
Amcor PLC	5,161	62,293
Avery Dennison Corp.	1,053	229,259
Ball Corp.	712	65,134
Celanese Corp.	837	135,184
CF Industries Holdings Inc.	1,909	108,431
Corteva Inc.	1,333	57,519
Crown Holdings Inc.	612	63,642
Dow Inc.	805	45,056
DuPont de Nemours Inc.	713	49,625
Eastman Chemical Co.	536	55,760
Ecolab Inc.	299	66,444
FMC Corp.	576	52,422
Freeport-McMoRan Inc.	5,204	196,295
International Flavors & Fragrances Inc.	417	61,487
International Paper Co.	960	47,683
Linde PLC	246	78,523
LyondellBasell Industries NV, Class A	540	50,123
Martin Marietta Materials Inc.	377	148,101
Mosaic Co. (The)	3,738	155,389
Newmont Corp.	971	52,434
Nucor Corp.	1,856	207,222
Packaging Corp. of America	409	56,184
PPG Industries Inc.	1,222	196,216
RPM International Inc.	722	62,958
Sealed Air Corp.	1,030	61,100
Sherwin-Williams Co. (The)	1,293	409,377
Steel Dynamics Inc.	2,202	145,508
Vulcan Materials Co.	295	56,085
Westrock Co.	947	45,551

		3,569,414

Real Estate — 3.5%
Alexandria Real Estate Equities Inc.	382	77,982
American Tower Corp.	232	65,417
AvalonBay Communities Inc.	684	161,889
Boston Properties Inc.	545	61,934
Camden Property Trust	560	91,336
CBRE Group Inc., Class A(a)	3,400	353,872
Crown Castle International Corp.	318	57,335
Digital Realty Trust Inc.	356	56,180
Duke Realty Corp.	2,412	135,651
Equinix Inc.	78	65,291
Equity LifeStyle Properties Inc.	974	82,313
Equity Residential	1,706	147,398
Essex Property Trust Inc.	372	126,454
Extra Space Storage Inc.	412	81,316
Healthpeak Properties Inc.	1,961	69,635
Host Hotels & Resorts Inc.(a)	3,122	52,543
Invitation Homes Inc	1,760	72,600
Iron Mountain Inc	1,297	59,195
Medical Properties Trust Inc.	3,080	65,696
Mid-America Apartment Communities Inc.	422	86,177
Omega Healthcare Investors Inc.	1,593	46,771
Prologis Inc.	2,610	378,346
Public Storage	848	281,689
Realty Income Corp.	1,924	137,431
Regency Centers Corp.	925	65,129
SBA Communications Corp.	197	68,030
Simon Property Group Inc.	458	67,134
Sun Communities Inc.	398	78,000

5

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate (continued)
UDR Inc.	1,393	$77,353
Ventas Inc.	964	51,449
VEREIT Inc.	1,303	65,541
VICI Properties Inc.	3,188	93,568
Vornado Realty Trust	1,259	53,671
Welltower Inc.	702	56,441
Weyerhaeuser Co.	1,561	55,759
WP Carey Inc.	886	68,319
Zillow Group Inc., Class A(a)	138	14,589
Zillow Group Inc., Class C, NVS(a)(b)	320	33,162

		3,662,596

Utilities — 2.8%
AES Corp. (The)	5,072	127,459
Alliant Energy Corp.	8,371	473,548
Ameren Corp.	889	74,934
American Electric Power Co. Inc.	795	67,345
American Water Works Co. Inc.	427	74,375
Atmos Energy Corp.	4,851	446,874
CenterPoint Energy Inc.	2,276	59,267
CMS Energy Corp.	1,105	66,687
Consolidated Edison Inc.	760	57,304
Dominion Energy Inc.	909	69,020
DTE Energy Co.	560	63,476
Duke Energy Corp.	671	68,449
Edison International	1,157	72,810
Entergy Corp.	619	63,769
Essential Utilities Inc.	1,420	66,839
Evergy Inc.	1,083	69,041
Eversource Energy	768	65,203
Exelon Corp.	1,707	90,795
FirstEnergy Corp.	1,504	57,949
NextEra Energy Inc.	936	79,869
NiSource Inc.	2,646	65,277
NRG Energy Inc.	1,621	64,662
PG&E Corp.(a)	5,099	59,148
Pinnacle West Capital Corp.	749	48,303

Security	Shares	Value

Utilities (continued)
PPL Corp.	2,301	$66,269
Public Service Enterprise Group Inc.	1,102	70,308
Sempra Energy	480	61,262
Southern Co. (The)	1,200	74,784
UGI Corp.	1,518	65,896
Vistra Corp.	3,535	69,251
WEC Energy Group Inc.	682	61,421
Xcel Energy Inc.	954	61,619

		2,983,213

Total Common Stocks — 99.8% (Cost: $82,340,915)		104,715,876

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(c)(d)(e)	3,637,703	3,639,522
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	142,000	142,000

		3,781,522

Total Short-Term Investments — 3.6% (Cost: $3,781,318)		3,781,522

Total Investments In Securities — 103.4% (Cost: $86,122,233)		108,497,398

Other Assets, Less Liabilities — (3.4)%		(3,598,964)

Net Assets — 100.0%		$104,898,434

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$637,365	$3,002,156	(a)	$—		$—	$1	$3,639,522	3,637,703	$556	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	282,000	—		(140,000	)(a)	—	—	142,000	142,000	3		—

						$—	$1	$3,781,522		$559		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

6

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock U.S. Equity Factor Rotation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$104,715,876	$—	$—	$104,715,876
Money Market Funds	3,781,522	—	—	3,781,522

	$108,497,398	$—	$—	$108,497,398

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

7